Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: May 11, 2022

Payment Date	5/16/2022
Collection Period Start	4/1/2022
Collection Period End	4/30/2022
Interest Period Start	4/15/2022
Interest Period End	5/15/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$160,893,713.40	$20,244,010.38	$140,649,703.02	0.306426	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$327,639,713.40	$20,244,010.38	$307,395,703.02

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$331,166,579.48	$310,922,569.10	0.220396
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$331,166,579.48	$310,922,569.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$160,893,713.40	1.92000%	30/360	$257,429.94
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$327,639,713.40			$545,418.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$331,166,579.48	$310,922,569.10
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$331,166,579.48	$310,922,569.10
Number of Receivable Outstanding	35,105	34,154
Weight Average Contract Rate	4.71%	4.72%
Weighted Average Remaining Term (months)	30	29

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,324,638.63
Principal Collections	$20,153,486.08
Liquidation Proceeds	$67,059.10
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,545,183.81
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,545,183.81

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$275,972.15	$275,972.15	$—	$—	$21,269,211.66
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,269,211.66
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,269,211.66
Interest - Class A-3 Notes	$257,429.94	$257,429.94	$—	$—	$21,011,781.72
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$20,808,559.12
First Allocation of Principal	$—	$—	$—	$—	$20,808,559.12
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$20,783,164.72
Second Allocation of Principal	$—	$—	$—	$—	$20,783,164.72
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$20,755,418.99
Third Allocation of Principal	$2,609,144.30	$2,609,144.30	$—	$—	$18,146,274.69
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,114,649.26
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,006,649.26
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,006,649.26
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$479,783.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$479,783.18
Remaining Funds to Certificates	$479,783.18	$479,783.18	$—	$—	$—
Total	$21,545,183.81	$21,545,183.81	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$331,166,579.48	$310,922,569.10
Note Balance	$327,639,713.40	$307,395,703.02
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	9	$90,524.30
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	99	$67,059.10
Monthly Net Losses (Liquidation Proceeds)			$23,465.20
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.12)%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.09%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$2,177,427.32
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	71	$893,612.74
60-89 Days Delinquent	0.10%	25	$298,456.86
90-119 Days Delinquent	0.01%	3	$44,869.06
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	99	$1,236,938.66

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$67,509.95
Total Repossessed Inventory		6	$87,746.99

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$343,325.92
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.09%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.18	0.06%	15	0.04%